Premises and Equipment (Details) - Schedule of premises and equipment - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Premises And Equipment Abstract
Land	$ 1,516	$ 1,516
Buildings and improvements	6,654	6,536
Furniture & equipment	2,206	2,172
Property and Equipment	10,376	10,224
Less: accumulated depreciation	5,813	5,527
Balance at end of year	$ 4,563	$ 4,697